Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 56,343	$ 53,161
Equity securities designated at FVOCI	913	836
Securities measured at amortized cost	47,064	35,159
Securities mandatorily measured and designated at FVTPL	67,953	72,245
Total financial securities	$ 172,273	$ 161,401